Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
PHI Merger Commitments [Table Text Block]	The following amounts represent total commitment costs that have been recorded since the acquisition date and the total remaining obligations for Exelon, PHI, Pepco, DPL, and ACE as of December 31, 2021:

Description	Exelon	PHI	Pepco	DPL	ACE
Total commitments	$513	$320	$120	$89	$111
Remaining commitments(a)	68	58	48	6	4
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(a)Remaining commitments extend through 2026 and include rate credits, energy efficiency programs, and delivery system modernization.

Commercial Commitments	The Registrants' commercial commitments as of December 31, 2021, representing commitments potentially triggered by future events were as follows:

		Expiration within
Exelon	Total	2022	2023	2024	2025	2026	2027 and beyond
Letters of credit	$17	$17	$—	$—	$—	$—	$—
Surety bonds(a)	109	107	—	2	—	—	—
Financing trust guarantees	378	—	—	—	—	—	378
Guaranteed lease residual values(b)	31	—	5	6	6	5	9
Total commercial commitments	$535	$124	$5	$8	$6	$5	$387

ComEd
Letters of credit	$7	$7	$—	$—	$—	$—	$—
Surety bonds(a)	17	15	—	2	—	—	—
Financing trust guarantees	200	—	—	—	—	—	200
Total commercial commitments	$224	$22	$—	$2	$—	$—	$200

PECO
Letters of credit	$1	$1	$—	$—	$—	$—	$—
Surety bonds(a)	2	2	—	—	—	—	—
Financing trust guarantees	178	—	—	—	—	—	178
Total commercial commitments	$181	$3	$—	$—	$—	$—	$178

BGE
Letters of credit	$2	$2	$—	$—	$—	$—	$—
Surety bonds(a)	3	3	—	—	—	—	—
Total commercial commitments	$5	$5	$—	$—	$—	$—	$—

PHI
Surety bonds(a)	$23	$23	$—	$—	$—	$—	$—
Guaranteed lease residual values(b)	31	—	5	6	6	5	9
Total commercial commitments	$54	$23	$5	$6	$6	$5	$9

Pepco
Surety bonds(a)	$14	$14	$—	$—	$—	$—	$—
Guaranteed lease residual values(c)	10	—	1	2	2	2	3
Total commercial commitments	$24	$14	$1	$2	$2	$2	$3

DPL
Surety bonds(a)	$5	$5	$—	$—	$—	$—	$—
Guaranteed lease residual values(b)	13	—	2	3	2	2	4
Total commercial commitments	$18	$5	$2	$3	$2	$2	$4

ACE
Surety bonds(a)	$4	$4	$—	$—	$—	$—	$—
Guaranteed lease residual values(b)	8	—	2	1	2	1	2
Total commercial commitments	$12	$4	$2	$1	$2	$1	$2
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(a)Surety bonds—Guarantees issued related to contract and commercial agreements, excluding bid bonds.
(b)Represents the maximum potential obligation in the event that the fair value of certain leased equipment and fleet vehicles is zero at the end of the maximum lease term. The lease term associated with these assets ranges from 1 to 8 years. The maximum potential obligation at the end of the minimum lease term would be $75 million guaranteed by Exelon and PHI, of which $25 million, $31 million, and $19 million is guaranteed by Pepco, DPL, and ACE, respectively. Historically, payments under the guarantees have not been made and PHI believes the likelihood of payments being required under the guarantees is remote.

Accrued environmental liabilities	As of December 31, 2021 and 2020, the Registrants had accrued the following undiscounted amounts for environmental liabilities in Other current liabilities and Other deferred credits and other liabilities in their respective Consolidated Balance Sheets:

	December 31, 2021		December 31, 2020
	Total environmental investigation and remediation liabilities	Portion of total related to MGP investigation and remediation	Total environmental investigation and remediation liabilities	Portion of total related to MGP investigation and remediation
Exelon	$352	$303	$366	$314
ComEd	279	279	293	293
PECO	22	20	23	21
BGE	6	4	2	—
PHI	42	—	44	—
Pepco	40	—	42	—
DPL	1	—	1	—
ACE	1	—	1	—